SHARE CAPITAL (Narrative) (Details)			1 Months Ended	12 Months Ended
	Jun. 13, 2018 USD ($) shares	Apr. 12, 2017 USD ($) shares	Feb. 15, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Apr. 30, 2018 CAD ($)	Dec. 31, 2016 shares
Statements Line Items
Short form base shelf prospectus						$ 150,000,000
Public equity offerings, net of issuance costs	$ 35,700,000			$ 7,982,000
Increase (decrease) in number of shares outstanding | shares	3,165,642
Equity issuance, price per share	$ 2.61
Proceeds from issuing shares	8,273,000
Commission	$ 186,000
Additional transaction costs				$ 105,000
Maximum percentage of ownership of issued and outstanding shares				7.00%
Share-based compensation expense				$ 1,976,000	$ 2,759,000
Unvested share option expense not yet recognized				643,000	841,000
Expense (recovery) on directors compensation related to deferred share units				$ (88,000)	$ 484,000
Deferred share units outstanding | shares				652,276	548,392		510,560
Deferred share units outstanding, fair market value				$ 1,407,000	$ 1,319,000
Expense (recovery) related to share appreciation rights				$ (245,000)	$ 139,000
Share appreciation rights, outstanding | shares				694,000	911,993		579,660
Share appreciation rights outstanding, fair market value				$ 72,000	$ 341,000
Preferred share units, authorized | shares				1,000,000
Preferred share units granted | shares				446,000	200,000
Preferred Share Units Vested | shares		325,000
Performance share units, outstanding | shares				616,000	200,000		325,000
Share based compensation expense related to performance share units				$ 450,000	$ 101,000
Increase in number of shares outstanding, settlement of preferred share units | shares		193,825
Payments for settlement of performance share units		$ 449,000
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share				As of December 31, 2018, there are 4,978,300 anti-dilutive stock options (December 31, 2017 3,905,800 stock options).
May 3, 2020 [Member]
Statements Line Items
Preferred Share Units Vested | shares				170,000
May 3, 2021 [Member]
Statements Line Items
Preferred Share Units Vested | shares				446,000
Events After Reporting Period [Member]
Statements Line Items
Increase (decrease) in number of shares outstanding | shares			635,171
Equity issuance, price per share			$ 2.23
Proceeds from issuing shares			1,419,000
Commission			$ 32,000